UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2007

[LOGO OF USAA]
   USAA(R)

                          USAA S&P 500
                                 INDEX Fund

                                            [GRAPHIC OF USAA S&P 500 INDEX FUND]

                       A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    DECEMBER 31, 2007

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          6

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                          10

FINANCIAL INFORMATION

   Distributions to Shareholders                                             16

   Report of Independent Registered Public Accounting Firm                   17

   Portfolio of Investments                                                  18

   Notes to Portfolio of Investments                                         39

   Financial Statements                                                      40

   Notes to Financial Statements                                             43

EXPENSE EXAMPLE                                                              57

TRUSTEES' AND OFFICERS' INFORMATION                                          59

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                         IT MAY FEEL LIKE THE WORST OF TIMES
[PHOTO OF CHRISTOPHER W. CLAUS]     TO BUY, BUT IT COULD ACTUALLY BE THE BEST OF
                                         TIMES TO START BUILDING POSITIONS.

                                                          "

                                                                   February 2008
--------------------------------------------------------------------------------

         The year 2007, it would be fair to say, came in like a lion and went out like a lamb. The double-digit gains of the first half of the year gave way to some steep declines in the second half, especially during the fourth quarter. Ultimately, there were only modest gains for the year. Even those that ended the year on a strong note lost significant ground in the first days of 2008. (See chart on page 5 for more information.)

         The catalyst was the wave of write-downs on mortgage securities connected with the drop in housing prices. The year-end turmoil, which was centered in financial and retail stocks, pulled down other sectors as well.

         So where do we go from here? Indeed, we are beginning a new year with more uncertainty than usual, wondering:

         o Will U.S. consumer spending support a soft landing or will tight credit conditions and an extended housing downturn put a damper on consumer spending and the economy, causing a recession?

         o How soon will the economy begin to recover and when will the financial markets recognize it?

         o How will a U.S. economic slowdown affect the world markets and the international economy?

         I believe the answers depend on housing, consumer spending, and job growth. Consider first the decline of the housing market, which has had a significant impact on the economy. In fact, I don't

 . . . C O N T I N U E D
========================--------------------------------------------------------

         think we have seen the bottom. The housing bubble - 10 years in the making - is unlikely to end quickly. Moreover, it may also take several years to work through the oversupply of unsold houses, keeping downward pressure on prices.

         Consumers have grown accustomed to rising home prices and easy access to home equity loans, which they often used to pay off credit card debt. Declining home prices have cut this source of funds dramatically. Meanwhile, banks and credit card companies are tightening their lending standards. With less money available, consumers may pull back on their spending, and because consumer spending fuels about two-thirds of the U.S. economy, the resulting slowdown could seriously hamper economic growth. Plus, corporations may follow suit in an effort to support their earnings. This all adds up to a possible recession.

         Job growth is another key area to watch. The December statistics were very disappointing, because they indicated that roughly the same number of jobs were being created as were being eliminated - in other words, flat job growth. If this trend continues, consumers may be even more inclined to curtail spending. Although Congress approved the federal government's fiscal stimulus package in early February, its impact will not be immediate. The Federal Reserve Board delivered on its pledge to make "substantive" interest rate cuts if necessary, cutting the federal funds rate on January 22, 2008, from 4.25% to 3.5%, and then to 3% eight days later. However, if these measures do not succeed, I find it debatable whether world markets could make up for any lost growth.

         Yet, amid all the uncertainty, there is good news for investors. It may feel like the worst of times to buy, but it could actually be the best of times to start building positions. U.S. large-cap stocks, for example, appear attractive from a long-term valuation perspective. If the stock market overcorrects, as it so often does, longer-term investors may find some compelling values.

4

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         Dollar-cost averaging may be the most effective strategy in this environment. Trying to time the market - difficult at best - may be especially hazardous right now. A focus on quality could also help, because quality investments tend to prevail over the long term.

         As always, our team of skilled professionals will help you develop and stick to an investment plan based on your goals, risk tolerance, and time horizon, and there's never a charge for their guidance.

         At USAA, we remain committed to providing you with outstanding resources - some of the industry's top talent to manage your investments, world-class service, and pure no-load mutual funds.

         We will continue working hard to serve your investment needs. From all of us at USAA Investment Management Company, thank you for your business.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-USAA FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                    AVERAGE ANNUAL TOTAL RETURNS for period ending 12/31/2007
                                                                                  EXPENSE RATIO*
                                                                   SINCE          BEFORE   AFTER
USAA FUND                     1-YEAR      5-YEAR      10-YEAR      INCEPTION      REIMBURSEMENT
------------------------------------------------------------------------------------------------
EXTENDED MARKET INDEX         4.71%       17.60%      N/A          6.45%          0.82%    0.50%
                                                                   10/27/00

NASDAQ-100 INDEX              18.35%      15.65%      N/A          -5.87%         1.11%    0.78%
                                                                   10/27/00

S&P 500 INDEX
  (MEMBER SHARES)             5.32%       12.52%      5.68%        N/A            0.34%    0.19%

S&P 500 INDEX
  (REWARD SHARES)             5.42%       12.67%      N/A          7.27%          0.20%    0.09%
                                                                   5/01/02

TOTAL RETURN STRATEGY         4.70%       N/A         N/A          3.46%          1.21%    1.00%
                                                                   1/24/05

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE BEFORE REIMBURSEMENT EXPENSE RATIOS REPRESENT THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IN THE CASE OF THE USAA EXTENDED MARKET INDEX FUND, INCLUDING EXPENSES OF THE EXTENDED MARKET PORTFOLIO, AND FOR THE USAA TOTAL RETURN STRATEGY FUND, INCLUDING ANY DIVIDEND EXPENSES ON SHORT SALES, AS REPORTED IN EACH FUND'S PROSPECTUS DATED MAY 1, 2007, AND ARE CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIOS (WHICH IN THE CASE OF THE USAA EXTENDED MARKET INDEX FUND INCLUDE EXPENSES OF THE EXTENDED MARKET PORTFOLIO, AND FOR THE USAA TOTAL RETURN STRATEGY FUND, EXCLUDE ANY DIVIDEND EXPENSES ON SHORT SALES) REPRESENT TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN EACH FUND'S PROSPECTUS DATED MAY 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE USAA S&P 500 INDEX FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.19% AND 0.09% FOR ITS MEMBER AND REWARD SHARES, RESPECTIVELY, TO 0.78% FOR THE USAA NASDAQ-100 INDEX FUND, TO 0.50% FOR THE USAA EXTENDED MARKET INDEX FUND, AND 1.00% FOR THE USAA TOTAL RETURN STRATEGY FUND, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND, EXCEPT FOR THE USAA EXTENDED MARKET INDEX FUND AND USAA NASDAQ-100 INDEX FUND, EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND WITH REGARD TO THE USAA TOTAL RETURN STRATEGY FUND, ANY DIVIDEND EXPENSES ON SHORT SALES, AND TO REIMBURSE EACH FUND FOR EXPENSES IN EXCESS OF THESE RESPECTIVE AMOUNTS. IMCO CAN MODIFY OR TERMINATE THESE ARRANGEMENTS AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN EACH FUND'S FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM DURING 2007?

         The USAA S&P 500 Index Fund closely tracked its benchmark, the S&P 500 Index, for the year ended December 31, 2007. The Fund produced a return of 5.32% (Member Shares) and 5.42% (Reward Shares) for the period, as compared to 5.49% for the benchmark. The broad-based S&P 500 Index is comprised of a group of 500 large-company stocks and is not available for direct investment.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

         Overcoming a dip in the market in February, the U.S. equity markets posted positive numbers for the first half of 2007 despite negative pressures surrounding subprime loan defaults, rising interest rates, and geopolitical conflicts in the Middle East and Asia. The S&P 500 Index closed at an all-time high of 1,530.62 on May 31, 2007. Ongoing merger and acquisition activity, takeover announcements, and strong earnings seasons also contributed to the markets' performance in the first half of the year. The Federal Reserve Board (the Fed) kept the federal funds rate unchanged at 5.25% during the first half of 2007, but the Federal Open Market Committee indicated that inflationary pressures might prompt an increase.

         In the second half of 2007, the equity market stumbled on concerns about credit risk and the health of the financials sector and its potential effect on the broader economy. To counter the tightening of financial conditions and help offset downside risks to the economy, the Fed lowered the federal funds rate in September, October, and again in December, leaving the rate at 4.25% at year-end.

         Large-capitalization stocks outpaced small-capitalization stocks for the year as measured by the Russell 2000 Index, which returned

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 12 FOR BENCHMARK DEFINITION.

         THE RUSSELL 2000 INDEX CONSISTS OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX AND IS A WIDELY RECOGNIZED SMALL-CAP INDEX. THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         -1.57% for the year ended December 31, 2007. Value stocks outpaced growth stocks in the first half of the year, with the trend reverting in the second half of the year. The S&P 500/Citi Growth Index posted a 9.13% return for the year (as opposed to 6.53% for the six-month period ending June 30, 2007) while the S&P 500/Citi Value Index posted a 1.99% (as compared to its 7.37% return for the six-month period ending June 30, 2007) return for the same period.

PLEASE DESCRIBE SECTOR PERFORMANCE.

         Positive performance within the sectors was broad-based, with eight to 10 sectors posting positive returns. The energy, information technology, and consumer staples sectors added the most value. The energy sector had the largest return of the 12-month period, returning 34.40%. The information technology sector saw strong performance from computer and internet software securities. Within the consumer staples sector, beverage and household-product industry groups added the most value. On the negative side, the financials and consumer discretionary sectors were the only detractors. Financials were down 18.63% for the year ended December 31, 2007. The subprime mortgage fallout and housing slowdown had the most significant impact on the financials sector.

WHAT INVESTMENT STRATEGIES WILL YOU PURSUE FOR THE FUND IN 2008?

         We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track the index's performance closely.

         Thank you for your investment in the Fund.

         THE UNMANAGED S&P 500/CITIGROUP GROWTH AND VALUE INDEXES ARE EXHAUSTIVE, MULTIFACTOR STYLE SERIES COVERING THE ENTIRE MARKET CAPITALIZATION OF THE S&P 500 INDEX.

8

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA S&P 500 INDEX FUND

                            LIPPER LEADERS (OVERALL)
                            MEMBER AND REWARD SHARES

                                       (5)
                     [LOGO OF LIPPER LEADER PRESERVATIONS]


The Fund's Member and Reward shares are listed as a Lipper Leader for Preservation among 8,753 equity funds for the overall period ended December 31, 2007. The Fund's Member and Reward shares received a Lipper Leader rating for Preservation among 8,753 and 7,142 equity funds for the three- and five-year periods, respectively, and the Fund's Member Shares received a score of 4 among 3,072 equity funds for the 10-year period. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class as of December 31, 2007. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                            LIPPER LEADERS (OVERALL)
                                  REWARD SHARES

            (5)                       (5)                         (5)
 [LOGO OF LIPPER LEADER      [LOGO OF LIPPER LEADER      [LOGO OF LIPPER LEADER
      TOTAL RETURN]            CONSISTENT RETURN]               EXPENSE]

The Fund's Reward shares are listed as a Lipper Leader for Total Return, Consistent Return, and Expense among 168, 165, and 169 funds, respectively, within the Lipper S&P 500 Index Funds category for the overall period ended December 31, 2007. The Fund's Reward shares received a Lipper Leader rating for Total Return among 168 and 153 funds, for Consistent Return among 163 and 150 funds, and for Expense among 169 and 153 funds for the three- and five-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of December 31, 2007. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of December 31, 2007. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of December 31, 2007.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION, TOTAL RETURN, CONSISTENT RETURN, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

10

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA S&P 500 INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

Seeks to match, before fees and expenses, the performance of the S&P 500 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Normally, at least 80% of the Fund's assets will be invested in the stocks of companies composing the S&P 500 Index.

MEMBER SHARES (Ticker Symbol: USSPX)

----------------------------------------------------------------------------
                                             12/31/07           12/31/06
----------------------------------------------------------------------------
Net Assets                               $2,315.3 Million   $2,248.7 Million
Net Asset Value Per Share                     $21.98             $21.24

-------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/07
-------------------------------------------------------

1 YEAR                 5 YEARS                 10 YEARS
5.32%                   12.52%                   5.68%

-------------------------------------
            EXPENSE RATIO*
-------------------------------------
Before Reimbursement            0.34%
After Reimbursement             0.19%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE MEMBER SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.19%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE
EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE PERFORMANCE DATA EXCLUDES THE IMPACT OF A $10 ACCOUNT MAINTENANCE FEE THAT IS ASSESSED ON ACCOUNTS OF LESS THAN $10,000. PERFORMANCE OF MEMBER SHARES WILL VARY FROM REWARD SHARES DUE TO DIFFERENCES IN EXPENSES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA S&P 500 INDEX FUND

REWARD SHARES (Ticker Symbol: USPRX)

--------------------------------------------------------------------------------
                                     12/31/07                       12/31/06
--------------------------------------------------------------------------------
Net Assets                       $1,040.1 Million                $952.1 Million
Net Asset Value Per Share            $21.99                          $21.25

-----------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/07
-----------------------------------------------------------

1 YEAR          5 YEARS          SINCE INCEPTION ON 5/01/02
5.42%           12.67%                     7.27%

--------------------------------
         EXPENSE RATIO*
--------------------------------
Before Reimbursement       0.20%
After Reimbursement        0.09%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE REWARD SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.09%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON
                                  MEMBER SHARES

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                         USAA S&P 500
                          S&P 500 INDEX           INDEX FUND - MEMBER SHARES
                          -------------           --------------------------
12/31/1997                  $10,000.00                    $10,000.00
 1/31/1998                   10,110.50                     10,118.73
 2/28/1998                   10,839.29                     10,837.73
 3/31/1998                   11,393.91                     11,392.01
 4/30/1998                   11,510.58                     11,497.86
 5/31/1998                   11,313.00                     11,299.40
 6/30/1998                   11,772.19                     11,755.89
 7/31/1998                   11,647.78                     11,636.47
 8/31/1998                    9,964.95                      9,958.01
 9/30/1998                   10,603.86                     10,600.54
10/31/1998                   11,465.06                     11,465.62
11/30/1998                   12,159.65                     12,157.68
12/31/1998                   12,859.89                     12,862.02
 1/31/1999                   13,397.44                     13,375.97
 2/28/1999                   12,981.13                     12,962.14
 3/31/1999                   13,500.35                     13,485.14
 4/30/1999                   14,023.14                     14,007.66
 5/31/1999                   13,692.37                     13,666.01
 6/30/1999                   14,450.19                     14,431.00
 7/31/1999                   14,000.95                     13,980.67
 8/31/1999                   13,931.64                     13,906.73
 9/30/1999                   13,550.19                     13,537.12
10/31/1999                   14,407.28                     14,373.49
11/30/1999                   14,700.14                     14,663.53
12/31/1999                   15,564.74                     15,521.12
 1/31/2000                   14,782.82                     14,742.35
 2/29/2000                   14,503.28                     14,464.71
 3/31/2000                   15,921.20                     15,866.90
 4/30/2000                   15,442.37                     15,391.44
 5/31/2000                   15,125.80                     15,065.41
 6/30/2000                   15,498.32                     15,432.18
 7/31/2000                   15,256.24                     15,193.92
 8/31/2000                   16,203.34                     16,133.33
 9/30/2000                   15,348.12                     15,282.69
10/31/2000                   15,282.92                     15,214.43
11/30/2000                   14,079.00                     14,013.12
12/31/2000                   14,148.07                     14,082.39
 1/31/2001                   14,649.72                     14,577.50
 2/28/2001                   13,314.80                     13,247.77
 3/31/2001                   12,471.77                     12,405.59
 4/30/2001                   13,440.18                     13,363.14
 5/31/2001                   13,530.35                     13,448.26
 6/30/2001                   13,201.15                     13,115.28
 7/31/2001                   13,071.15                     12,987.26
 8/31/2001                   12,253.69                     12,176.44
 9/30/2001                   11,264.26                     11,192.69
10/31/2001                   11,479.18                     11,406.83
11/30/2001                   12,359.49                     12,277.69
12/31/2001                   12,467.83                     12,379.80
 1/31/2002                   12,285.98                     12,200.49
 2/28/2002                   12,048.99                     11,963.79
 3/31/2002                   12,502.20                     12,408.76
 4/30/2002                   11,744.55                     11,653.45
 5/31/2002                   11,658.33                     11,567.13
 6/30/2002                   10,828.20                     10,739.00
 7/31/2002                    9,984.34                      9,909.04
 8/31/2002                   10,049.71                      9,966.78
 9/30/2002                    8,958.59                      8,882.19
10/31/2002                    9,746.23                      9,665.28
11/30/2002                   10,319.32                     10,230.84
12/31/2002                    9,713.40                      9,632.86
 1/31/2003                    9,459.43                      9,370.74
 2/28/2003                    9,317.29                      9,232.40
 3/31/2003                    9,407.50                      9,312.34
 4/30/2003                   10,182.03                     10,079.84
 5/31/2003                   10,717.98                     10,606.13
 6/30/2003                   10,854.90                     10,733.66
 7/31/2003                   11,046.38                     10,924.29
 8/31/2003                   11,261.38                     11,129.58
 9/30/2003                   11,142.14                     11,004.88
10/31/2003                   11,772.13                     11,630.58
11/30/2003                   11,875.58                     11,726.27
12/31/2003                   12,497.96                     12,335.17
 1/31/2004                   12,727.31                     12,556.76
 2/29/2004                   12,904.15                     12,726.64
 3/31/2004                   12,709.50                     12,534.08
 4/30/2004                   12,510.25                     12,334.06
 5/31/2004                   12,681.58                     12,497.04
 6/30/2004                   12,928.10                     12,736.56
 7/31/2004                   12,500.27                     12,313.00
 8/31/2004                   12,550.36                     12,357.59
 9/30/2004                   12,686.32                     12,486.41
10/31/2004                   12,880.13                     12,680.35
11/30/2004                   13,401.12                     13,187.56
12/31/2004                   13,857.00                     13,631.22
 1/31/2005                   13,519.24                     13,300.77
 2/28/2005                   13,803.58                     13,578.65
 3/31/2005                   13,559.40                     13,336.73
 4/30/2005                   13,302.36                     13,080.40
 5/31/2005                   13,725.25                     13,495.05
 6/30/2005                   13,744.92                     13,512.30
 7/31/2005                   14,255.85                     14,011.92
 8/31/2005                   14,125.85                     13,883.23
 9/30/2005                   14,240.20                     13,993.55
10/31/2005                   14,002.68                     13,757.92
11/30/2005                   14,531.76                     14,274.79
12/31/2005                   14,536.99                     14,281.13
 1/31/2006                   14,921.88                     14,655.34
 2/28/2006                   14,962.25                     14,693.53
 3/31/2006                   15,148.46                     14,875.15
 4/30/2006                   15,351.73                     15,066.84
 5/31/2006                   14,910.44                     14,637.45
 6/30/2006                   14,930.23                     14,654.24
 7/31/2006                   15,022.26                     14,738.95
 8/31/2006                   15,379.15                     15,085.47
 9/30/2006                   15,775.23                     15,473.01
10/31/2006                   16,288.97                     15,975.63
11/30/2006                   16,598.26                     16,277.21
12/31/2006                   16,831.11                     16,499.72
 1/31/2007                   17,085.40                     16,748.30
 2/28/2007                   16,752.22                     16,422.04
 3/31/2007                   16,939.23                     16,602.16
 4/30/2007                   17,689.26                     17,335.53
 5/31/2007                   18,305.96                     17,936.27
 6/30/2007                   18,002.01                     17,639.77
 7/31/2007                   17,444.60                     17,091.46
 8/31/2007                   17,705.64                     17,342.12
 9/30/2007                   18,367.10                     17,990.88
10/31/2007                   18,659.23                     18,274.08
11/30/2007                   17,878.90                     17,503.16
12/31/2007                   17,755.07                     17,377.72

                             [END CHART]

         DATA FROM 12/31/97 THROUGH 12/31/07.

         The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

         'STANDARD & POOR'S(R)', 'S&P(R)', 'S&P 500(R)', 'STANDARD & POOR'S 500', AND '500' ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA S&P 500 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE USAA S&P 500 INDEX FUND. o INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON
                                  REWARD SHARES

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                          USAA S&P 500
                          S&P 500 INDEX            INDEX FUND - REWARD SHARES
                          -------------            --------------------------
 4/30/02                    $10,000.00                     $10,000.00
 5/31/02                      9,926.59                       9,834.86
 6/30/02                      9,219.76                       9,132.62
 7/31/02                      8,501.25                       8,426.81
 8/31/02                      8,556.91                       8,482.04
 9/30/02                      7,627.87                       7,559.41
10/31/02                      8,298.51                       8,225.87
11/30/02                      8,786.48                       8,707.21
12/31/02                      8,270.55                       8,200.15
 1/31/03                      8,054.31                       7,977.01
 2/28/03                      7,933.28                       7,859.25
 3/31/03                      8,010.09                       7,935.34
 4/30/03                      8,669.58                       8,582.61
 5/31/03                      9,125.92                       9,030.72
 6/30/03                      9,242.49                       9,144.24
 7/31/03                      9,405.53                       9,306.64
 8/31/03                      9,588.59                       9,481.53
 9/30/03                      9,487.07                       9,379.66
10/31/03                     10,023.48                       9,912.95
11/30/03                     10,111.57                       9,994.52
12/31/03                     10,641.49                      10,518.03
 1/31/04                     10,836.78                      10,706.98
 2/29/04                     10,987.35                      10,858.13
 3/31/04                     10,821.61                      10,692.00
 4/30/04                     10,651.96                      10,521.38
 5/31/04                     10,797.84                      10,660.40
 6/30/04                     11,007.74                      10,871.11
 7/31/04                     10,643.46                      10,509.59
 8/31/04                     10,686.11                      10,547.64
 9/30/04                     10,801.88                      10,661.87
10/31/04                     10,966.90                      10,821.09
11/30/04                     11,410.50                      11,260.56
12/31/04                     11,798.66                      11,640.03
 1/31/05                     11,511.07                      11,357.84
 2/28/05                     11,753.18                      11,595.13
 3/31/05                     11,545.27                      11,389.20
 4/30/05                     11,326.41                      11,176.74
 5/31/05                     11,686.48                      11,530.84
 6/30/05                     11,703.23                      11,541.98
 7/31/05                     12,138.27                      11,975.21
 8/31/05                     12,027.57                      11,865.29
 9/30/05                     12,124.94                      11,956.26
10/31/05                     11,922.70                      11,754.93
11/30/05                     12,373.19                      12,203.05
12/31/05                     12,377.64                      12,205.16
 1/31/06                     12,705.36                      12,524.98
 2/28/06                     12,739.74                      12,557.61
 3/31/06                     12,898.28                      12,715.75
 4/30/06                     13,071.36                      12,886.17
 5/31/06                     12,695.62                      12,512.56
 6/30/06                     12,712.47                      12,530.42
 7/31/06                     12,790.83                      12,609.44
 8/31/06                     13,094.70                      12,905.74
 9/30/06                     13,431.95                      13,240.27
10/31/06                     13,869.38                      13,670.15
11/30/06                     14,132.73                      13,928.08
12/31/06                     14,330.99                      14,122.06
 1/31/07                     14,547.51                      14,334.72
 2/28/07                     14,263.82                      14,055.60
 3/31/07                     14,423.05                      14,206.41
 4/30/07                     15,061.67                      14,840.62
 5/31/07                     15,586.76                      15,354.67
 6/30/07                     15,327.96                      15,097.99
 7/31/07                     14,853.35                      14,628.69
 8/31/07                     15,075.62                      14,849.93
 9/30/07                     15,638.83                      15,401.95
10/31/07                     15,887.56                      15,644.40
11/30/07                     15,223.14                      14,991.15
12/31/07                     15,117.71                      14,887.77

                             [END CHART]

         DATA FROM 4/30/02* THROUGH 12/31/07.

         The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

         *THE PERFORMANCE OF THE S&P 500 INDEX IS CALCULATED FROM THE END OF THE MONTH, APRIL 30, 2002, WHILE THE REWARD SHARES WERE INTRODUCED ON MAY 1, 2002. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------
        TOP 10 EQUITY HOLDINGS AS OF 12/31/2007
                   (% of Net Assets)
-------------------------------------------------------

Exxon Mobil Corp.                                  3.9%

General Electric Co.                               2.9%

Microsoft Corp.                                    2.2%

AT&T, Inc.                                         1.9%

Procter & Gamble Co.                               1.8%

Chevron Corp.                                      1.5%

Johnson & Johnson                                  1.5%

Bank of America Corp.                              1.4%

Apple, Inc.                                        1.3%

Cisco Systems, Inc.                                1.3%
-------------------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-38.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                     SECTOR ALLOCATION*
                         12/31/2007

              [PIE CHART OF SECTOR ALLOCATION]

Financials                                             17.4%
Information Technology                                 16.6%
Energy                                                 12.7%
Health Care                                            11.8%
Industrials                                            11.4%
Consumer Staples                                       10.1%
Consumer Discretionary                                  8.4%
Telecommunication Services                              3.6%
Utilities                                               3.6%
Materials                                               3.3%

                         [END CHART]

    *EXCLUDES MONEY MARKET INSTRUMENTS.

    PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

16

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA S&P 500 INDEX FUND

         The following federal tax information related to the Fund's fiscal year ended December 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         100% of ordinary income distributions qualify for the dividends received deductions eligible to corporations.

         For the tax year ended December 31, 2007, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

         For the fiscal year ended December 31, 2007, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $1,718,000 as qualifying interest income.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA S&P 500 INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA S&P 500 Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA S&P 500 Index Fund at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 12, 2008

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               COMMON STOCKS (98.9%)

               CONSUMER DISCRETIONARY (8.4%)
               -----------------------------
               ADVERTISING (0.1%)
   114,500     Interpublic Group of Companies, Inc.*                               $      929
    86,600     Omnicom Group, Inc.                                                      4,116
                                                                                   ----------
                                                                                        5,045
                                                                                   ----------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    94,300     Coach, Inc.*                                                             2,884
    23,939     Jones Apparel Group, Inc.                                                  383
    24,200     Liz Claiborne, Inc.                                                        492
    15,500     Polo Ralph Lauren Corp.                                                    958
    23,900     VF Corp.                                                                 1,641
                                                                                   ----------
                                                                                        6,358
                                                                                   ----------
               APPAREL RETAIL (0.3%)
    23,000     Abercrombie & Fitch Co. "A"                                              1,839
   124,200     Gap, Inc.                                                                2,643
    81,800     Limited Brands, Inc.                                                     1,549
   113,400     TJX Companies, Inc.                                                      3,258
                                                                                   ----------
                                                                                        9,289
                                                                                   ----------
               AUTO PARTS & EQUIPMENT (0.2%)
   150,800     Johnson Controls, Inc.                                                   5,435
                                                                                   ----------
               AUTOMOBILE MANUFACTURERS (0.2%)
   537,400     Ford Motor Co.*                                                          3,617
   147,700     General Motors Corp.                                                     3,676
                                                                                   ----------
                                                                                        7,293
                                                                                   ----------
               AUTOMOTIVE RETAIL (0.1%)
    39,163     AutoNation, Inc.*                                                          613
    12,200     AutoZone, Inc.*                                                          1,463
                                                                                   ----------
                                                                                        2,076
                                                                                   ----------
               BROADCASTING & CABLE TV (0.9%)
   175,700     CBS Corp. "B"                                                            4,788
   125,200     Clear Channel Communications, Inc.                                       4,322
   792,241     Comcast Corp. "A"*                                                      14,466
   189,500     DIRECTV Group, Inc.*                                                     4,381
    21,300     E.W. Scripps Co. "A"                                                       959
                                                                                   ----------
                                                                                       28,916
                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               CASINOS & GAMING (0.2%)
    48,100     Harrah's Entertainment, Inc.                                        $    4,269
    80,996     International Game Technology                                            3,558
                                                                                   ----------
                                                                                        7,827
                                                                                   ----------
               COMPUTER & ELECTRONICS RETAIL (0.2%)
    90,050     Best Buy Co., Inc.                                                       4,741
    37,800     Circuit City Stores, Inc.                                                  159
    40,800     GameStop Corp. "A"*                                                      2,534
    33,600     RadioShack Corp.                                                           566
                                                                                   ----------
                                                                                        8,000
                                                                                   ----------
               CONSUMER ELECTRONICS (0.0%)
    15,600     Harman International Industries, Inc.                                    1,150
                                                                                   ----------
               DEPARTMENT STORES (0.4%)
    16,200     Dillard's, Inc. "A"                                                        304
    56,600     J.C. Penney Co., Inc.                                                    2,490
    81,500     Kohl's Corp.*                                                            3,733
   111,202     Macy's, Inc.                                                             2,877
    50,700     Nordstrom, Inc.                                                          1,862
    18,785     Sears Holdings Corp.*                                                    1,917
                                                                                   ----------
                                                                                       13,183
                                                                                   ----------
               DISTRIBUTORS (0.1%)
    42,800     Genuine Parts Co.                                                        1,982
                                                                                   ----------
               EDUCATIONAL SERVICES (0.1%)
    35,900     Apollo Group, Inc. "A"*                                                  2,518
                                                                                   ----------
               FOOTWEAR (0.2%)
    99,300     NIKE, Inc. "B"                                                           6,379
                                                                                   ----------
               GENERAL MERCHANDISE STORES (0.4%)
    23,300     Big Lots, Inc.*                                                            373
    36,200     Family Dollar Stores, Inc.                                                 696
   214,400     Target Corp.                                                            10,720
                                                                                   ----------
                                                                                       11,789
                                                                                   ----------
               HOME FURNISHINGS (0.0%)
    45,600     Leggett & Platt, Inc.                                                      795
                                                                                   ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               HOME IMPROVEMENT RETAIL (0.6%)
   433,156     Home Depot, Inc.                                                    $   11,669
   377,400     Lowe's Companies, Inc.                                                   8,537
    26,900     Sherwin-Williams Co.                                                     1,561
                                                                                   ----------
                                                                                       21,767
                                                                                   ----------
               HOMEBUILDING (0.1%)
    29,900     Centex Corp.                                                               755
    68,100     D.R. Horton, Inc.                                                          897
    21,600     KB Home                                                                    467
    33,500     Lennar Corp. "A"                                                           599
    53,700     Pulte Homes, Inc.                                                          566
                                                                                   ----------
                                                                                        3,284
                                                                                   ----------
               HOMEFURNISHING RETAIL (0.1%)
    69,900     Bed Bath & Beyond, Inc.*                                                 2,054
                                                                                   ----------
               HOTELS, RESORTS, & CRUISE LINES (0.3%)
   112,800     Carnival Corp.                                                           5,019
    83,800     Marriott International, Inc. "A"                                         2,864
    53,900     Starwood Hotels & Resorts Worldwide, Inc.                                2,373
    46,562     Wyndham Worldwide Corp.                                                  1,097
                                                                                   ----------
                                                                                       11,353
                                                                                   ----------
               HOUSEHOLD APPLIANCES (0.1%)
    16,100     Black & Decker Corp.                                                     1,121
    13,100     Snap-On, Inc.                                                              632
    20,200     Stanley Works                                                              979
    19,893     Whirlpool Corp.                                                          1,624
                                                                                   ----------
                                                                                        4,356
                                                                                   ----------
               HOUSEWARES & SPECIALTIES (0.1%)
    37,600     Fortune Brands, Inc.                                                     2,721
    72,000     Newell Rubbermaid, Inc.                                                  1,863
                                                                                   ----------
                                                                                        4,584
                                                                                   ----------
               INTERNET RETAIL (0.3%)
    79,798     Amazon.com, Inc.*                                                        7,393
    52,453     Expedia, Inc.*                                                           1,659
    51,800     IAC/InterActiveCorp*                                                     1,394
                                                                                   ----------
                                                                                       10,446
                                                                                   ----------
               LEISURE PRODUCTS (0.1%)
    23,400     Brunswick Corp.                                                            399
    37,900     Hasbro, Inc.                                                               970

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                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
    94,700     Mattel, Inc.                                                        $    1,803
                                                                                   ----------
                                                                                        3,172
                                                                                   ----------
               MOTORCYCLE MANUFACTURERS (0.1%)
    62,300     Harley-Davidson, Inc.                                                    2,910
                                                                                   ----------
               MOVIES & ENTERTAINMENT (1.5%)
   601,100     News Corp. "A"                                                          12,317
   938,000     Time Warner, Inc.                                                       15,486
   169,300     Viacom, Inc. "B"*                                                        7,436
   491,421     Walt Disney Co.                                                         15,863
                                                                                   ----------
                                                                                       51,102
                                                                                   ----------
               PHOTOGRAPHIC PRODUCTS (0.0%)
    74,300     Eastman Kodak Co.                                                        1,625
                                                                                   ----------
               PUBLISHING (0.3%)
    61,800     Gannett Co., Inc.                                                        2,410
    87,300     McGraw-Hill Companies, Inc.                                              3,825
    11,200     Meredith Corp.                                                             616
    34,700     New York Times Co. "A"                                                     608
     1,500     Washington Post Co. "B"                                                  1,187
                                                                                   ----------
                                                                                        8,646
                                                                                   ----------
               RESTAURANTS (0.9%)
    34,650     Darden Restaurants, Inc.                                                   960
   304,700     McDonald's Corp.                                                        17,950
   189,100     Starbucks Corp.*                                                         3,871
    24,700     Wendy's International, Inc.                                                638
   134,400     Yum! Brands, Inc.                                                        5,144
                                                                                   ----------
                                                                                       28,563
                                                                                   ----------
               SPECIALIZED CONSUMER SERVICES (0.0%)
    81,700     H&R Block, Inc.                                                          1,517
                                                                                   ----------

               SPECIALTY STORES (0.2%)
    70,600     Office Depot, Inc.*                                                        982
    18,800     OfficeMax, Inc.                                                            388
   182,600     Staples, Inc.                                                            4,213
    35,400     Tiffany & Co.                                                            1,629
                                                                                   ----------
                                                                                        7,212
                                                                                   ----------

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DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               TIRES & RUBBER (0.1%)
    59,900     Goodyear Tire & Rubber Co.*                                         $    1,690
                                                                                   ----------
               Total Consumer Discretionary                                           282,316
                                                                                   ----------
               CONSUMER STAPLES (10.1%)
               ------------------------
               AGRICULTURAL PRODUCTS (0.2%)
   164,880     Archer-Daniels-Midland Co.                                               7,655
                                                                                   ----------
               BREWERS (0.4%)
   192,000     Anheuser-Busch Companies, Inc.                                          10,049
    36,800     Molson Coors Brewing Co. "B"                                             1,900
                                                                                   ----------
                                                                                       11,949
                                                                                   ----------
               DISTILLERS & VINTNERS (0.1%)
    21,300     Brown-Forman Corp. "B"                                                   1,579
    49,500     Constellation Brands, Inc. "A"*                                          1,170
                                                                                   ----------
                                                                                        2,749
                                                                                   ----------
               DRUG RETAIL (0.7%)
   379,885     CVS Caremark Corp.                                                      15,100
   256,000     Walgreen Co.                                                             9,749
                                                                                   ----------
                                                                                       24,849
                                                                                   ----------
               FOOD DISTRIBUTORS (0.1%)
   156,100     Sysco Corp.                                                              4,872
                                                                                   ----------
               FOOD RETAIL (0.4%)
   175,800     Kroger Co.                                                               4,696
   114,600     Safeway, Inc.                                                            3,920
    54,625     SUPERVALU, Inc.                                                          2,050
    36,700     Whole Foods Market, Inc.                                                 1,497
                                                                                   ----------
                                                                                       12,163
                                                                                   ----------
               HOUSEHOLD PRODUCTS (2.3%)
    36,500     Clorox Co.                                                               2,379
   130,800     Colgate-Palmolive Co.                                                   10,197
   108,900     Kimberly-Clark Corp.                                                     7,551
   800,523     Procter & Gamble Co.                                                    58,774
                                                                                   ----------
                                                                                       78,901
                                                                                   ----------

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USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               HYPERMARKETS & SUPER CENTERS (1.1%)
   112,300     Costco Wholesale Corp.                                              $    7,834
   609,700     Wal-Mart Stores, Inc.(f)                                                28,979
                                                                                   ----------
                                                                                       36,813
                                                                                   ----------
               PACKAGED FOODS & MEAT (1.2%)
    55,600     Campbell Soup Co.                                                        1,987
   125,500     ConAgra Foods, Inc.                                                      2,986
    34,200     Dean Foods Co.                                                             884
    88,500     General Mills, Inc.                                                      5,044
    82,900     H.J. Heinz Co.                                                           3,870
    44,100     Hershey Co.                                                              1,738
    65,600     Kellogg Co.                                                              3,439
   404,449     Kraft Foods, Inc. "A"                                                   13,197
    31,900     McCormick & Co., Inc.                                                    1,209
   194,000     Sara Lee Corp.                                                           3,116
    66,600     Tyson Foods, Inc. "A"                                                    1,021
    56,450     Wm. Wrigley Jr. Co.                                                      3,305
                                                                                   ----------
                                                                                       41,796
                                                                                   ----------
               PERSONAL PRODUCTS (0.2%)
   111,600     Avon Products, Inc.                                                      4,412
    30,300     Estee Lauder Companies, Inc. "A"                                         1,321
                                                                                   ----------
                                                                                        5,733
                                                                                   ----------
               SOFT DRINKS (2.0%)
   514,900     Coca-Cola Co.                                                           31,600
    71,200     Coca-Cola Enterprises, Inc.                                              1,853
    35,000     Pepsi Bottling Group, Inc.                                               1,381
   417,100     PepsiCo, Inc.                                                           31,658
                                                                                   ----------
                                                                                       66,492
                                                                                   ----------
               TOBACCO (1.4%)
   544,300     Altria Group, Inc.                                                      41,138
    44,900     Reynolds American, Inc.                                                  2,961
    38,900     UST, Inc.                                                                2,132
                                                                                   ----------
                                                                                       46,231
                                                                                   ----------
               Total Consumer Staples                                                 340,203
                                                                                   ----------

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DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               ENERGY (12.7%)
               --------------
               COAL & CONSUMABLE FUELS (0.2%)
    46,000     CONSOL Energy, Inc.                                                 $    3,290
    67,300     Peabody Energy Corp.                                                     4,148
                                                                                   ----------
                                                                                        7,438
                                                                                   ----------
               INTEGRATED OIL & GAS (7.7%)
   544,817     Chevron Corp.                                                           50,848
   413,508     ConocoPhillips                                                          36,513
 1,409,900     Exxon Mobil Corp.(f)                                                   132,094
    70,700     Hess Corp.                                                               7,131
   183,440     Marathon Oil Corp.                                                      11,164
    47,200     Murphy Oil Corp.                                                         4,004
   215,800     Occidental Petroleum Corp.                                              16,614
                                                                                   ----------
                                                                                      258,368
                                                                                   ----------
               OIL & GAS DRILLING (0.6%)
    37,400     ENSCO International, Inc.                                                2,230
    72,100     Nabors Industries Ltd.*                                                  1,975
    68,400     Noble Corp.                                                              3,865
    28,300     Rowan Companies, Inc.                                                    1,117
    81,800     Transocean, Inc.                                                        11,709
                                                                                   ----------
                                                                                       20,896
                                                                                   ----------
               OIL & GAS EQUIPMENT & SERVICES (1.9%)
    81,800     Baker Hughes, Inc.                                                       6,634
    74,900     BJ Services Co.                                                          1,817
   227,370     Halliburton Co.                                                          8,620
    93,100     National Oilwell Varco, Inc.*                                            6,839
   308,000     Schlumberger Ltd.                                                       30,298
    50,600     Smith International, Inc.                                                3,737
    87,500     Weatherford International Ltd.*                                          6,002
                                                                                   ----------
                                                                                       63,947
                                                                                   ----------
               OIL & GAS EXPLORATION & PRODUCTION (1.5%)
   120,600     Anadarko Petroleum Corp.                                                 7,922
    84,200     Apache Corp.                                                             9,055
   120,000     Chesapeake Energy Corp.                                                  4,704
   113,400     Devon Energy Corp.                                                      10,082
    62,000     EOG Resources, Inc.                                                      5,534
    43,900     Noble Energy, Inc.                                                       3,491
    29,000     Range Resources Corp.                                                    1,490
   127,008     XTO Energy, Inc.                                                         6,523
                                                                                   ----------
                                                                                       48,801
                                                                                   ----------

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USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               OIL & GAS REFINING & MARKETING (0.4%)
    30,300     Sunoco, Inc.                                                        $    2,195
    35,100     Tesoro Corp.                                                             1,674
   141,000     Valero Energy Corp.                                                      9,874
                                                                                   ----------
                                                                                       13,743
                                                                                   ----------
               OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   184,100     El Paso Corp.                                                            3,174
   165,840     Spectra Energy Corp.                                                     4,282
   155,444     Williams Companies, Inc.                                                 5,562
                                                                                   ----------
                                                                                       13,018
                                                                                   ----------
               Total Energy                                                           426,211
                                                                                   ----------
               FINANCIALS (17.4%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
    46,300     American Capital Strategies, Ltd.                                        1,526
    62,060     Ameriprise Financial, Inc.                                               3,420
   294,449     Bank of New York Mellon Co., Inc.                                       14,357
    21,200     Federated Investors, Inc. "B"                                              873
    41,100     Franklin Resources, Inc.                                                 4,703
    41,700     Janus Capital Group, Inc.                                                1,370
    33,100     Legg Mason, Inc.                                                         2,421
    45,600     Northern Trust Corp.(c)                                                  3,492
    99,900     State Street Corp.                                                       8,112
    66,400     T. Rowe Price Group, Inc.                                                4,043
                                                                                   ----------
                                                                                       44,317
                                                                                   ----------
               CONSUMER FINANCE (0.7%)
   301,800     American Express Co.                                                    15,700
   100,329     Capital One Financial Corp.                                              4,741
   123,000     Discover Financial Services                                              1,855
   133,100     SLM Corp.                                                                2,681
                                                                                   ----------
                                                                                       24,977
                                                                                   ----------
               DIVERSIFIED BANKS (1.8%)
    42,700     Comerica, Inc.                                                           1,859
   447,800     U.S. Bancorp                                                            14,213
   513,105     Wachovia Corp.                                                          19,513
   866,500     Wells Fargo & Co.                                                       26,160
                                                                                   ----------
                                                                                       61,745
                                                                                   ----------

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USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               INSURANCE BROKERS (0.2%)
    77,600     Aon Corp.                                                           $    3,701
   139,000     Marsh & McLennan Companies, Inc.                                         3,679
                                                                                   ----------
                                                                                        7,380
                                                                                   ----------
               INVESTMENT BANKING & BROKERAGE (2.0%)
    29,700     Bear Stearns Companies, Inc.                                             2,621
   246,847     Charles Schwab Corp.                                                     6,307
   111,900     E*TRADE Financial Corp.*                                                   397
   102,600     Goldman Sachs Group, Inc.                                               22,064
   135,500     Lehman Brothers Holdings, Inc.                                           8,867
   220,900     Merrill Lynch & Co., Inc.                                               11,858
   272,500     Morgan Stanley                                                          14,473
                                                                                   ----------
                                                                                       66,587
                                                                                   ----------
               LIFE & HEALTH INSURANCE (1.3%)
   126,400     AFLAC, Inc.                                                              7,916
    69,071     Lincoln National Corp.                                                   4,021
   190,700     MetLife, Inc.                                                           11,751
    68,400     Principal Financial Group, Inc.                                          4,709
   117,100     Prudential Financial, Inc.                                              10,895
    26,000     Torchmark Corp.                                                          1,574
    89,100     Unum Group                                                               2,120
                                                                                   ----------
                                                                                       42,986
                                                                                   ----------
               MULTI-LINE INSURANCE (1.7%)
   654,449     American International Group, Inc.                                      38,154
    24,700     Assurant, Inc.                                                           1,653
   110,400     Genworth Financial, Inc. "A"                                             2,810
    80,000     Hartford Financial Services Group, Inc.                                  6,975
   112,500     Loews Corp.                                                              5,663
                                                                                   ----------
                                                                                       55,255
                                                                                   ----------
               MULTI-SECTOR HOLDINGS (0.1%)
    42,000     Leucadia National Corp.                                                  1,978
                                                                                   ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (3.7%)
 1,148,547     Bank of America Corp.                                                   47,389
 1,288,000     Citigroup, Inc.(f)                                                      37,919
   866,929     JPMorgan Chase & Co.                                                    37,841
                                                                                   ----------
                                                                                      123,149
                                                                                   ----------
               PROPERTY & CASUALTY INSURANCE (1.1%)
    82,900     ACE Ltd.                                                                 5,122
   147,300     Allstate Corp.                                                           7,693

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                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
    26,500     Ambac Financial Group, Inc.                                         $      683
    99,000     Chubb Corp.                                                              5,403
    41,379     Cincinnati Financial Corp.                                               1,636
    32,400     MBIA, Inc.                                                                 604
   183,600     Progressive Corp.                                                        3,518
    27,500     Safeco Corp.                                                             1,531
   166,407     Travelers Companies, Inc.                                                8,953
    46,100     XL Capital Ltd. "A"                                                      2,319
                                                                                   ----------
                                                                                       37,462
                                                                                   ----------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
    52,500     CB Richard Ellis Group, Inc. "A"*                                        1,131
                                                                                   ----------
               REGIONAL BANKS (1.1%)
   138,400     BB&T Corp.                                                               4,245
    47,800     Commerce Bancorp, Inc.                                                   1,823
   138,900     Fifth Third Bancorp                                                      3,491
    29,300     First Horizon National Corp.                                               532
    93,300     Huntington Bancshares, Inc.                                              1,377
   102,000     KeyCorp                                                                  2,392
    20,800     M&T Bank Corp.                                                           1,697
    65,499     Marshall & Ilsley Corp.                                                  1,734
   163,700     National City Corp.                                                      2,695
    87,700     PNC Financial Services Group, Inc.                                       5,757
   185,983     Regions Financial Corp.                                                  4,398
    91,700     SunTrust Banks, Inc.                                                     5,730
    26,300     Zions Bancorp                                                            1,228
                                                                                   ----------
                                                                                       37,099
                                                                                   ----------
               REITs - DIVERSIFIED (0.1%)
    34,400     Vornado Realty Trust                                                     3,025
                                                                                   ----------
               REITs - INDUSTRIAL (0.1%)
    67,400     ProLogis                                                                 4,272
                                                                                   ----------
               REITs - OFFICE (0.1%)
    29,200     Boston Properties, Inc.                                                  2,681
                                                                                   ----------
               REITs - RESIDENTIAL (0.2%)
    26,900     Apartment Investment & Management Co. "A"                                  934
    19,500     AvalonBay Communities, Inc.                                              1,836

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USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
    73,600     Equity Residential Properties Trust                                 $    2,684
                                                                                   ----------
                                                                                        5,454
                                                                                   ----------
              REITs - RETAIL (0.3%)
    34,000    Developers Diversified Realty Corp.                                       1,302
    64,200    General Growth Properties, Inc.                                           2,643
    62,500    Kimco Realty Corp.                                                        2,275
    58,300    Simon Property Group, Inc.                                                5,064
                                                                                   ----------
                                                                                       11,284
                                                                                   ----------
              REITs - SPECIALIZED (0.2%)
   132,300    Host Hotels & Resorts, Inc.                                               2,255
    42,100    Plum Creek Timber Co., Inc.                                               1,938
    32,668    Public Storage, Inc.                                                      2,398
                                                                                   ----------
                                                                                        6,591
                                                                                   ----------
              SPECIALIZED FINANCE (0.7%)
    48,900    CIT Group, Inc.                                                           1,175
    14,000    CME Group, Inc.                                                           9,604
    18,300    IntercontinentalExchange, Inc.*                                           3,523
    56,800    Moody's Corp.                                                             2,028
    67,700    NYSE Euronext                                                             5,942
                                                                                   ----------
                                                                                       22,272
                                                                                   ----------
              THRIFTS & MORTGAGE FINANCE (0.7%)
   147,798    Countrywide Financial Corp.                                               1,321
   251,100    Fannie Mae                                                               10,039
   172,100    Freddie Mac                                                               5,863
   142,800    Hudson City Bancorp, Inc.                                                 2,145
    21,200    MGIC Investment Corp.                                                       476
    91,098    Sovereign Bancorp, Inc.                                                   1,039
   225,213    Washington Mutual, Inc.                                                   3,065
                                                                                   ----------
                                                                                       23,948
                                                                                   ----------
              Total Financials                                                        583,593
                                                                                   ----------
              HEALTH CARE (11.8%)
              -------------------
              BIOTECHNOLOGY (1.1%)
   278,848    Amgen, Inc.*                                                             12,950
    75,010    Biogen Idec, Inc.*                                                        4,270
    99,300    Celgene Corp.*                                                            4,589
    67,900    Genzyme Corp.*                                                            5,054
   239,764    Gilead Sciences, Inc.*                                                   11,031
                                                                                   ----------
                                                                                       37,894
                                                                                   ----------

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                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               HEALTH CARE DISTRIBUTORS (0.4%)
    44,318     AmerisourceBergen Corp.                                             $    1,988
    93,015     Cardinal Health, Inc.                                                    5,372
    76,400     McKesson Corp.                                                           5,005
    34,500     Patterson Companies, Inc.*                                               1,171
                                                                                   ----------
                                                                                       13,536
                                                                                   ----------
               HEALTH CARE EQUIPMENT (1.7%)
   164,700     Baxter International, Inc.                                               9,561
    62,600     Becton, Dickinson & Co.                                                  5,232
   340,500     Boston Scientific Corp.*                                                 3,960
    26,400     C.R. Bard, Inc.                                                          2,503
   126,350     Covidien Limited                                                         5,596
    38,260     Hospira, Inc.*                                                           1,631
   292,900     Medtronic, Inc.                                                         14,724
    89,000     St. Jude Medical, Inc.*                                                  3,617
    62,600     Stryker Corp.                                                            4,678
    32,800     Varian Medical Systems, Inc.*                                            1,711
    61,300     Zimmer Holdings, Inc.*                                                   4,055
                                                                                   ----------
                                                                                       57,268
                                                                                   ----------
               HEALTH CARE FACILITIES (0.0%)
   122,500     Tenet Healthcare Corp.*                                                    622
                                                                                   ----------
               HEALTH CARE SERVICES (0.5%)
    65,800     Express Scripts, Inc.*                                                   4,803
    29,700     Laboratory Corp. of America Holdings*                                    2,243
    70,183     Medco Health Solutions, Inc.*                                            7,117
    40,780     Quest Diagnostics, Inc.                                                  2,157
                                                                                   ----------
                                                                                       16,320
                                                                                   ----------
               HEALTH CARE TECHNOLOGY (0.0%)
    50,500     IMS Health, Inc.                                                         1,164
                                                                                   ----------
               LIFE SCIENCES TOOLS & SERVICES (0.4%)
    44,100     Applera Corp. - Applied Biosystems Group                                 1,496
    12,800     Millipore Corp.*                                                           937
    32,400     PerkinElmer, Inc.                                                          843
   109,400     Thermo Fisher Scientific, Inc.*                                          6,310
    27,300     Waters Corp.*                                                            2,158
                                                                                   ----------
                                                                                       11,744
                                                                                   ----------

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                    (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               MANAGED HEALTH CARE (1.5%)
   129,100     Aetna, Inc.                                                         $    7,453
    72,000     CIGNA Corp.                                                              3,868
    40,280     Coventry Health Care, Inc.*                                              2,387
    42,700     Humana, Inc.*                                                            3,216
   333,400     UnitedHealth Group, Inc.                                                19,404
   146,564     WellPoint, Inc.*                                                        12,858
                                                                                   ----------
                                                                                       49,186
                                                                                   ----------
               PHARMACEUTICALS (6.2%)
   396,600     Abbott Laboratories                                                     22,269
    79,800     Allergan, Inc.                                                           5,126
    27,000     Barr Pharmaceuticals, Inc.*                                              1,434
   510,700     Bristol-Myers Squibb Co.                                                13,544
   252,800     Eli Lilly and Co.                                                       13,497
    80,500     Forest Laboratories, Inc.*                                               2,934
   738,500     Johnson & Johnson                                                       49,258
    64,400     King Pharmaceuticals, Inc.*                                                659
   560,000     Merck & Co., Inc.                                                       32,542
    73,400     Mylan Laboratories, Inc.                                                 1,032
 1,762,420     Pfizer, Inc.(f)                                                         40,060
   414,900     Schering-Plough Corp.                                                   11,053
    28,400     Watson Pharmaceuticals, Inc.*                                              771
   343,900     Wyeth                                                                   15,197
                                                                                   ----------
                                                                                      209,376
                                                                                   ----------
               Total Health Care                                                      397,110
                                                                                   ----------
               INDUSTRIALS (11.4%)
               -------------------
               AEROSPACE & DEFENSE (2.8%)
   200,000     Boeing Co.                                                              17,492
   102,500     General Dynamics Corp.                                                   9,121
    30,500     Goodrich Corp.                                                           2,154
   192,700     Honeywell International, Inc.                                           11,864
    31,100     L-3 Communications Holdings, Inc.                                        3,295
    89,800     Lockheed Martin Corp.                                                    9,452
    88,906     Northrop Grumman Corp.                                                   6,991
    35,700     Precision Castparts Corp.                                                4,952
   111,100     Raytheon Co.                                                             6,744
    41,600     Rockwell Collins, Inc.                                                   2,994
   254,400     United Technologies Corp.                                               19,472
                                                                                   ----------
                                                                                       94,531
                                                                                   ----------

                                                                              31
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                    (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               AIR FREIGHT & LOGISTICS (0.9%)
    44,100     C.H. Robinson Worldwide, Inc.                                       $    2,387
    54,600     Expeditors International of Washington, Inc.                             2,439
    78,400     FedEx Corp.                                                              6,991
   271,300     United Parcel Service, Inc. "B"                                         19,186
                                                                                   ----------
                                                                                       31,003
                                                                                   ----------
               AIRLINES (0.1%)
   191,700     Southwest Airlines Co.                                                   2,339
                                                                                   ----------
               BUILDING PRODUCTS (0.1%)
    98,500     Masco Corp.                                                              2,129
    44,100     Trane, Inc.                                                              2,060
                                                                                   ----------
                                                                                        4,189
                                                                                   ----------
               COMMERCIAL PRINTING (0.1%)
    56,100     R.R. Donnelley & Sons Co.                                                2,117
                                                                                   ----------
               CONSTRUCTION & ENGINEERING (0.2%)
    22,900     Fluor Corp.                                                              3,337
    31,700     Jacobs Engineering Group, Inc.*                                          3,031
                                                                                   ----------
                                                                                        6,368
                                                                                   ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
   163,500     Caterpillar, Inc.                                                       11,864
    26,800     Cummins, Inc.                                                            3,414
   113,800     Deere & Co.                                                             10,597
    32,200     Manitowoc Co., Inc.                                                      1,572
    95,700     PACCAR, Inc.                                                             5,214
    26,100     Terex Corp.*                                                             1,711
                                                                                   ----------
                                                                                       34,372
                                                                                   ----------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
    34,600     Cintas Corp.                                                             1,163
    35,200     Equifax, Inc.                                                            1,280
                                                                                   ----------
                                                                                        2,443
                                                                                   ----------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    46,400     Cooper Industries Ltd. "A"                                               2,454
   203,100     Emerson Electric Co.                                                    11,508
    39,800     Rockwell Automation, Inc.                                                2,744
                                                                                   ----------
                                                                                       16,706
                                                                                   ----------

32

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===================-------------------------------------------------------------
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                    (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    68,000     Allied Waste Industries, Inc.*                                      $      749
   133,700     Waste Management, Inc.                                                   4,368
                                                                                   ----------
                                                                                        5,117
                                                                                   ----------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
    31,700     Monster Worldwide, Inc.*                                                 1,027
    42,500     Robert Half International, Inc.                                          1,149
                                                                                   ----------
                                                                                        2,176
                                                                                   ----------
               INDUSTRIAL CONGLOMERATES (3.6%)
   183,800     3M Co.                                                                  15,498
 2,608,000     General Electric Co.(f)                                                 96,679
    65,800     Textron, Inc.                                                            4,691
   126,350     Tyco International Ltd.                                                  5,010
                                                                                   ----------
                                                                                      121,878
                                                                                   ----------
               INDUSTRIAL MACHINERY (0.8%)
    63,700     Danaher Corp.                                                            5,589
    49,900     Dover Corp.                                                              2,300
    36,700     Eaton Corp.                                                              3,558
   109,500     Illinois Tool Works, Inc.                                                5,863
    73,500     Ingersoll-Rand Co., Ltd. "A"                                             3,415
    46,000     ITT Corp.                                                                3,038
    29,700     Pall Corp.                                                               1,197
    44,000     Parker-Hannifin Corp.                                                    3,314
                                                                                   ----------
                                                                                       28,274
                                                                                   ----------
               OFFICE SERVICES & SUPPLIES (0.1%)
    25,200     Avery Dennison Corp.                                                     1,339
    56,400     Pitney Bowes, Inc.                                                       2,146
                                                                                   ----------
                                                                                        3,485
                                                                                   ----------
               RAILROADS (0.7%)
    77,100     Burlington Northern Santa Fe Corp.                                       6,417
   108,500     CSX Corp.                                                                4,772
   100,400     Norfolk Southern Corp.                                                   5,064
    67,800     Union Pacific Corp.                                                      8,517
                                                                                   ----------
                                                                                       24,770
                                                                                   ----------
               TRADING COMPANIES & DISTRIBUTORS (0.1%)
   19,000      W.W. Grainger, Inc.                                                      1,663
                                                                                   ----------

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===================-------------------------------------------------------------
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                    (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               TRUCKING (0.0%)
    15,300     Ryder System, Inc.                                                  $      719
                                                                                   ----------
               Total Industrials                                                      382,150
                                                                                   ----------
               INFORMATION TECHNOLOGY (16.6%)
               ------------------------------
               APPLICATION SOFTWARE (0.4%)
   149,800     Adobe Systems, Inc.*                                                     6,401
    57,800     Autodesk, Inc.*                                                          2,876
    47,600     Citrix Systems, Inc.*                                                    1,809
    83,100     Compuware Corp.*                                                           738
    87,400     Intuit, Inc.*                                                            2,763
                                                                                   ----------
                                                                                       14,587
                                                                                   ----------
               COMMUNICATIONS EQUIPMENT (2.5%)
    23,442     Ciena Corp.*                                                               800
 1,562,700     Cisco Systems, Inc.*                                                    42,302
   403,600     Corning, Inc.                                                            9,682
    55,125     JDS Uniphase Corp.*                                                        733
   133,200     Juniper Networks, Inc.*                                                  4,422
   590,800     Motorola, Inc.                                                           9,477
   423,000     QUALCOMM, Inc.                                                          16,645
   117,000     Tellabs, Inc.*                                                             765
                                                                                   ----------
                                                                                       84,826
                                                                                   ----------
               COMPUTER HARDWARE (4.1%)
   226,300     Apple, Inc.*                                                            44,826
   579,500     Dell, Inc.*                                                             14,204
   667,211     Hewlett-Packard Co.                                                     33,681
   355,600     International Business Machines Corp.                                   38,440
   218,100     Sun Microsystems, Inc.*                                                  3,954
    47,000     Teradata Corp.*                                                          1,288
                                                                                   ----------
                                                                                      136,393
                                                                                   ----------
               COMPUTER STORAGE & PERIPHERALS (0.5%)
   538,700     EMC Corp.*                                                               9,982
    24,200     Lexmark International, Inc. "A"*                                           844
    88,800     Network Appliance, Inc.*                                                 2,216
    40,100     QLogic Corp.*                                                              569
    60,200     SanDisk Corp.*                                                           1,997
                                                                                   ----------
                                                                                       15,608
                                                                                   ----------
               DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
    26,800     Affiliated Computer Services, Inc. "A"*                                  1,209
   136,200     Automatic Data Processing, Inc.                                          6,065

34

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===================-------------------------------------------------------------
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                    (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
    43,300     Computer Sciences Corp.*                                            $    2,142
    35,000     Convergys Corp.*                                                           576
   129,900     Electronic Data Systems Corp.                                            2,693
    42,100     Fidelity National Information Services, Inc.                             1,751
    44,400     Fiserv, Inc.*                                                            2,464
    85,100     Paychex, Inc.                                                            3,082
    38,954     Total System Services, Inc.                                              1,091
   193,212     Western Union Co.                                                        4,691
                                                                                   ----------
                                                                                       25,764
                                                                                   ----------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
   101,100     Agilent Technologies, Inc.*                                              3,714
                                                                                   ----------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
    50,700     Jabil Circuit, Inc.                                                        774
    36,300     Molex, Inc.                                                                991
   126,350     Tyco Electronics Ltd.                                                    4,692
                                                                                   ----------
                                                                                        6,457
                                                                                   ----------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
    79,900     Electronic Arts, Inc.*                                                   4,667
                                                                                   ----------
               INTERNET SOFTWARE & SERVICES (1.9%)
    42,100     Akamai Technologies, Inc.*                                               1,457
   291,400     eBay, Inc.*                                                              9,672
    59,769     Google, Inc. "A"*                                                       41,329
    58,700     VeriSign, Inc.*                                                          2,208
   343,400     Yahoo!, Inc.*                                                            7,987
                                                                                   ----------
                                                                                       62,653
                                                                                   ----------
               IT CONSULTING & OTHER SERVICES (0.1%)
    72,600     Cognizant Technology Solutions Corp. "A"*                                2,464
    82,100     Unisys Corp.*                                                              388
                                                                                   ----------
                                                                                        2,852
                                                                                   ----------
               OFFICE ELECTRONICS (0.1%)
   241,400     Xerox Corp.                                                              3,908
                                                                                   ----------
               SEMICONDUCTOR EQUIPMENT (0.5%)
   350,500     Applied Materials, Inc.                                                  6,225
    49,500     KLA-Tencor Corp.                                                         2,384
    59,800     MEMC Electronic Materials, Inc.*                                         5,291
    30,000     Novellus Systems, Inc.*                                                    827

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
    52,500     Teradyne, Inc.*                                                     $      543
                                                                                   ----------
                                                                                       15,270
                                                                                   ----------
               SEMICONDUCTORS (2.2%)
   150,200     Advanced Micro Devices, Inc.*                                            1,126
    88,400     Altera Corp.                                                             1,708
    79,800     Analog Devices, Inc.                                                     2,530
   118,350     Broadcom Corp. "A"*                                                      3,094
 1,506,700     Intel Corp.                                                             40,169
    58,900     Linear Technology Corp.                                                  1,875
   195,700     LSI Logic Corp.*                                                         1,039
    55,800     Microchip Technology, Inc.                                               1,753
   192,000     Micron Technology, Inc.*                                                 1,392
    61,400     National Semiconductor Corp.                                             1,390
   142,050     NVIDIA Corp.*                                                            4,832
   360,800     Texas Instruments, Inc.                                                 12,051
    75,900     Xilinx, Inc.                                                             1,660
                                                                                   ----------
                                                                                       74,619
                                                                                   ----------
               SYSTEMS SOFTWARE (3.1%)
    52,400     BMC Software, Inc.*                                                      1,867
   105,000     CA, Inc.                                                                 2,620
 2,073,010     Microsoft Corp.                                                         73,799
    86,300     Novell, Inc.*                                                              593
 1,014,700     Oracle Corp.*                                                           22,912
   229,989     Symantec Corp.*                                                          3,712
                                                                                   ----------
                                                                                      105,503
                                                                                   ----------
               Total Information Technology                                           556,821
                                                                                   ----------

               MATERIALS (3.3%)
               ----------------
               ALUMINUM (0.2%)
   218,900     Alcoa, Inc.                                                              8,001
                                                                                   ----------

               CONSTRUCTION MATERIALS (0.1%)
    26,900     Vulcan Materials Co.                                                     2,127
                                                                                   ----------

                DIVERSIFIED CHEMICALS (0.8%)
    16,100      Ashland, Inc.                                                             764
   244,300      Dow Chemical Co.                                                        9,630
   232,000      E.I. du Pont de Nemours & Co.                                          10,229
    20,300      Eastman Chemical Co.                                                    1,240
    29,200      Hercules, Inc.                                                            565

36

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
    40,700     PPG Industries, Inc.                                                $    2,858
                                                                                   ----------
                                                                                       25,286
                                                                                   ----------
               DIVERSIFIED METALS & MINING (0.3%)
    98,533     Freeport-McMoRan Copper & Gold, Inc.                                    10,094
    22,500     Titanium Metals Corp.                                                      595
                                                                                   ----------
                                                                                       10,689
                                                                                   ----------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
   141,122     Monsanto Co.                                                            15,762
                                                                                   ----------
               FOREST PRODUCTS (0.1%)
    54,108     Weyerhaeuser Co.                                                         3,990
                                                                                   ----------
               GOLD (0.2%)
   116,600     Newmont Mining Corp.                                                     5,694
                                                                                   ----------
               INDUSTRIAL GASES (0.4%)
    54,000     Air Products & Chemicals, Inc.                                           5,326
    80,500     Praxair, Inc.                                                            7,141
                                                                                   ----------
                                                                                       12,467
                                                                                   ----------
               METAL & GLASS CONTAINERS (0.1%)
    25,900     Ball Corp.                                                               1,166
    33,500     Pactiv Corp.*                                                              892
                                                                                   ----------
                                                                                        2,058
                                                                                   ----------
               PAPER PACKAGING (0.0%)
    24,300     Bemis Co., Inc.                                                            665
    42,100     Sealed Air Corp.                                                           974
                                                                                   ----------
                                                                                        1,639
                                                                                   ----------
               PAPER PRODUCTS (0.1%)
   111,120     International Paper Co.                                                  3,598
    44,211     MeadWestvaco Corp.                                                       1,384
                                                                                   ----------
                                                                                        4,982
                                                                                   ----------
               SPECIALTY CHEMICALS (0.2%)
    46,600     Ecolab, Inc.                                                             2,386
    20,900     International Flavors & Fragrances, Inc.                                 1,006
    32,900     Rohm & Haas Co.                                                          1,746
    34,300     Sigma-Aldrich Corp.                                                      1,873
                                                                                   ----------
                                                                                        7,011
                                                                                   ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               STEEL (0.3%)
    26,700     Allegheny Technologies, Inc.                                        $    2,307
    74,700     Nucor Corp.                                                              4,424
    30,800     United States Steel Corp.                                                3,724
                                                                                   ----------
                                                                                       10,455
                                                                                   ----------
               Total Materials                                                        110,161
                                                                                   ----------
               TELECOMMUNICATION SERVICES (3.6%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (3.2%)
 1,565,046     AT&T, Inc.                                                              65,043
    30,100     CenturyTel, Inc.                                                         1,248
    81,000     Citizens Communications Co.                                              1,031
    37,221     Embarq Corp.                                                             1,844
   416,600     Qwest Communications International, Inc.*                                2,920
   744,560     Verizon Communications, Inc.                                            32,530
   126,231     Windstream Corp.                                                         1,644
                                                                                   ----------
                                                                                      106,260
                                                                                   ----------
               WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   104,400     American Tower Corp. "A"*                                                4,447
   735,539     Sprint Nextel Corp.                                                      9,658
                                                                                   ----------
                                                                                       14,105
                                                                                   ----------
               Total Telecommunication Services                                       120,365
                                                                                   ----------

               UTILITIES (3.6%)
               ----------------
               ELECTRIC UTILITIES (1.9%)
    43,400     Allegheny Energy, Inc.                                                   2,761
   100,200     American Electric Power Co., Inc.                                        4,665
    81,500     Edison International                                                     4,350
    51,600     Entergy Corp.                                                            6,167
   172,300     Exelon Corp.                                                            14,067
    80,650     FirstEnergy Corp.                                                        5,834
   107,000     FPL Group, Inc.                                                          7,252
    49,600     Pepco Holdings, Inc.                                                     1,455
    25,200     Pinnacle West Capital Corp.                                              1,069
    99,300     PPL Corp.                                                                5,173
    64,100     Progress Energy, Inc.                                                    3,104
   193,600     Southern Co.                                                             7,502
                                                                                   ----------
                                                                                       63,399
                                                                                   ----------

38

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               GAS UTILITIES (0.1%)
    11,600     Nicor, Inc.                                                         $      491
    43,400     Questar Corp.                                                            2,348
                                                                                   ----------
                                                                                        2,839
                                                                                   ----------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
   175,300     AES Corp.*                                                               3,750
    48,000     Constellation Energy Group, Inc.                                         4,921
   133,221     Dynegy, Inc. "A"*                                                          951
                                                                                   ----------
                                                                                        9,622
                                                                                   ----------
               MULTI-UTILITIES (1.3%)
    51,600     Ameren Corp.                                                             2,797
    84,200     CenterPoint Energy, Inc.                                                 1,442
    56,000     CMS Energy Corp.                                                           973
    71,000     Consolidated Edison, Inc.                                                3,468
   153,190     Dominion Resources, Inc.                                                 7,269
    42,100     DTE Energy Co.                                                           1,851
   327,980     Duke Energy Corp.                                                        6,615
    19,000     Integrys Energy Group, Inc.                                                982
    67,000     NiSource, Inc.                                                           1,266
    90,600     PG&E Corp.                                                               3,904
    64,500     Public Service Enterprise Group, Inc.                                    6,337
    68,500     Sempra Energy                                                            4,239
    52,100     TECO Energy, Inc.                                                          897
   102,000     Xcel Energy, Inc.                                                        2,302
                                                                                   ----------
                                                                                       44,342
                                                                                   ----------
               Total Utilities                                                        120,202
                                                                                   ----------
               Total Common Stocks (cost: $2,442,472)                               3,319,132
                                                                                   ----------
               MONEY MARKET INSTRUMENTS (0.9%)

               MONEY MARKET FUND (0.8%)
27,310,894     Northern Institutional Funds - Diversified
                  Assets Portfolio, 4.50%(a),(d)                                       27,311
                                                                                   ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
               OTHER (0.1%)
    $3,555     U.S. Treasury Bill, 4.71%, 1/17/2008(b),(e)                              3,551
                                                                                   ----------
               Total Money Market Instruments (cost: $30,858)                          30,862
                                                                                   ----------

               TOTAL INVESTMENTS (COST: $2,473,330)                                $3,349,994
                                                                                   ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

         REIT - Real estate investment trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rate represents the money market fund annualized seven-day yield at December 31, 2007.

         (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

         (c) Northern Trust Corp. is the parent to Northern Trust Investments, N.A. (NTI), which is the subadviser of the Fund.

         (d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

         (e) Security with a value of $3,551,000 is segregated as collateral for initial margin requirements on open futures contracts.

         (f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2007, as shown in the following table:

                                                                                        VALUE AT                 UNREALIZED
    TYPE OF FUTURE        EXPIRATION      CONTRACTS     POSITION       TRADE DATE        DECEMBER 31, 2007      APPRECIATION
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures   March 19, 2008       96           Long        $35,307,000           $35,453,000            $146,000

         *   Non-income-producing security for the year ended December 31, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

ASSETS
   Investments in securities, at market value (identified cost of $2,473,330)    $3,349,994
   Receivables:
      Capital shares sold                                                             3,851
      USAA Investment Management Company (Note 6D)                                      191
      Dividends and interest                                                          4,978
      Securities sold                                                                 1,630
      Other                                                                              12
                                                                                 ----------
         Total assets                                                             3,360,656
                                                                                 ----------
LIABILITIES
   Payables:
      Securities purchased                                                            1,729
      Capital shares redeemed                                                         2,813
   Variation margin on futures contracts                                                196
   Accrued management fees                                                              297
   Accrued administration and servicing fees                                              5
   Accrued transfer agent's fees                                                         39
   Other accrued expenses and payables                                                  160
                                                                                 ----------
         Total liabilities                                                            5,239
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $3,355,417
                                                                                 ==========

NET ASSETS CONSIST OF:
   Paid-in capital                                                               $2,733,634
   Accumulated undistributed net investment income                                      109
   Accumulated net realized loss on investments and futures transactions           (255,136)
   Net unrealized appreciation of investments and futures contracts                 876,810
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $3,355,417
                                                                                 ==========
   Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $2,315,340/105,322 shares
         outstanding; unlimited number of shares authorized, no par value)       $    21.98
                                                                                 ==========
      Reward Shares (net assets of $1,040,077/47,304 shares outstanding;
         unlimited number of shares authorized, no par value)                    $    21.99
                                                                                 ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA S&P 500 INDEX FUND
YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME
   Dividends                                                                       $ 63,843
   Interest                                                                           1,869
   Other (Note 6B)                                                                        3
                                                                                   --------
         Total income                                                                65,715
                                                                                   --------
EXPENSES
   Management fees                                                                    3,372
   Administration and servicing fees                                                  2,023
   Transfer agent fees:
      Member Shares                                                                   3,158
      Reward Shares                                                                     244
   Custody and accounting fees:
      Member Shares                                                                      13
      Reward Shares                                                                       4
   Postage:
      Member Shares                                                                     357
      Reward Shares                                                                      23
   Shareholder reporting fees:
      Member Shares                                                                     136
      Reward Shares                                                                       1
   Trustees' fees                                                                         9
   Registration:
      Member Shares                                                                      68
      Reward Shares                                                                      38
   Professional fees                                                                    163
   Other                                                                                101
                                                                                   --------
         Total expenses                                                               9,710
   Expenses paid indirectly:
      Member Shares                                                                     (17)
      Reward Shares                                                                      (4)
   Expenses reimbursed - transfer agent's fees (Note 6E):
      Member Shares                                                                      (1)
   Expenses reimbursed:
      Member Shares                                                                  (3,208)
      Reward Shares                                                                  (1,100)
                                                                                   --------
         Net expenses                                                                 5,380
                                                                                   --------
NET INVESTMENT INCOME                                                                60,335
                                                                                   --------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain on:
      Investments                                                                    20,319
      Futures transactions                                                            1,643
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                    91,138
      Futures contracts                                                                 119
                                                                                   --------
         Net realized and unrealized gain                                           113,219
                                                                                   --------
Increase in net assets resulting from operations                                   $173,554
                                                                                   ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA S&P 500 INDEX FUND
YEARS ENDED DECEMBER 31,

                                                                      2007         2006
                                                                -----------------------
FROM OPERATIONS
   Net investment income                                        $   60,335   $   51,682
   Net realized gain (loss) on investments                          20,319      (19,140)
   Net realized gain on futures transactions                         1,643        2,154
   Change in net unrealized appreciation/depreciation of:
      Investments                                                   91,138      397,150
      Futures contracts                                                119          291
                                                                -----------------------
      Increase in net assets resulting from operations             173,554      432,137
                                                                -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Member Shares                                                (41,289)     (37,277)
      Reward Shares                                                (19,178)     (14,323)
                                                                -----------------------
         Total distributions of net investment income              (60,467)     (51,600)
                                                                -----------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS (NOTE 5)                                      41,505       20,720
                                                                -----------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 6E)                                                  1            -
                                                                -----------------------
   Net increase in net assets                                      154,593      401,257

NET ASSETS
   Beginning of year                                             3,200,824    2,799,567
                                                                -----------------------
   End of year                                                  $3,355,417   $3,200,824
                                                                =======================
Accumulated undistributed net investment income
   End of year                                                  $      109   $      241
                                                                =======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the S&P 500 Index. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

         The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the

44

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           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                 exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              3. Short-term securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              4. Repurchase agreements are valued at cost, which approximates market value.

              5. Futures contracts are valued at the last quoted sales price.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

                 nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date

46

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

              has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended December 31, 2007, these bank credits reduced the expenses of the Member Shares and Reward Shares by $17,000 and $4,000, respectively.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

         that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended December 31, 2007, the Fund paid CAPCO facility fees of $5,000, which represents 8.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended December 31, 2007, and 2006, was as follows:

                                              2007                  2006
                                          ---------------------------------
         Ordinary income*                 $60,467,000           $51,600,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

48

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

         As of December 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                            $     109,000
         Undistributed capital and other losses                    (243,876,000)
         Unrealized appreciation of investments                     865,547,000

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and the mark-to-market of open futures contracts.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended December 31, 2007, the Fund utilized capital loss carryovers of $10,938,000 to offset capital gains. At December 31, 2007, the Fund had capital loss carryovers of $243,876,000, for federal income tax purposes which, if not offset by subsequent capital gains, will expire between 2010 and 2014, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                                 CAPITAL LOSS CARRYOVERS
                         -----------------------------------------
                           EXPIRES                       BALANCE
                         ----------                   ------------
                           2010                       $213,601,000
                           2011                            344,000
                           2012                          1,474,000
                           2013                         17,856,000
                           2014                         10,601,000
                                                      ------------
                                           Total      $243,876,000
                                                      ============

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2007, were $214,046,000 and $161,062,000, respectively.

         As of December 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was $2,484,447,000.

         Gross unrealized appreciation and depreciation of investments as of December 31, 2007, for federal income tax purposes, were $1,114,598,000 and $249,051,000, respectively, resulting in net unrealized appreciation of $865,547,000.

(5) CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

         At December 31, 2007, there was an unlimited number of shares of capital stock at no par value authorized for the Fund.

         Capital share transactions were as follows, in thousands:

                                                                   YEAR ENDED                 YEAR ENDED
                                                                   12/31/2007                 12/31/2006
                                                             -------------------------------------------------
                                                              SHARES         AMOUNT      SHARES         AMOUNT
                                                             -------------------------------------------------
MEMBER SHARES:
   Shares sold                                                21,476      $ 473,776      19,478      $ 383,169
   Shares issued from reinvested dividends                     1,807         40,068       1,809         36,027
   Shares redeemed                                           (23,808)      (527,547)    (38,063)      (747,427)
                                                             -------------------------------------------------
   Net decrease from capital share transactions                 (525)     $ (13,703)    (16,776)     $(328,231)
                                                             =================================================

REWARD SHARES:
   Shares sold                                                11,435      $ 253,421      24,130      $ 475,683
   Shares issued from reinvested dividends                       824         18,290         680         13,589
   Shares redeemed                                            (9,767)      (216,503)     (7,112)      (140,321)
                                                             -------------------------------------------------
   Net increase from capital share transactions                2,492      $  55,208      17,698      $ 348,951
                                                             =================================================

50

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2007, the Fund incurred management fees, paid or payable to the Manager, of $3,372,000.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the
              Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For the year ended December 31, 2007, the Manager incurred subadvisory fees, paid or payable to NTI, of $469,000.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

              NTI has agreed to remit to the Fund all subadvisory fees earned on Fund assets invested in any of NTI's affiliated money market funds. For the year ended December 31, 2007, NTI remitted $3,000 to the Fund for the investments in the Northern Institutional Funds Money Market Portfolios.

              NTI is a direct subsidiary of The Northern Trust Company, the Fund's custodian and accounting agent.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,023,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended December 31, 2007, the Fund reimbursed the Manager $56,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Member Shares and the Reward Shares to 0.19% and 0.09%, respectively, of their annual average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. This agreement may be modified or terminated at any time. For the year ended December 31, 2007, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $3,189,000 and $1,092,000, respectively, of which $191,000 in total was receivable from the Manager.

52

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

              In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the year ended December 31, 2007, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $19,000 and $8,000, respectively.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS for the Member Shares and Reward Shares, of $3,158,000 and $244,000, respectively. Additionally, for the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for the transfer agent fees related to certain shareholder transactions, of $1,000 for Member Shares, and less than $500 for Reward Shares. Additionally, the Fund's Member Shares recorded a capital contribution of $1,000 for adjustments related to corrections to certain other shareholder transactions.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

           G. ACCOUNT MAINTENANCE FEE - SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective January 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the

54

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

              amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

(9) FINANCIAL HIGHLIGHTS - MEMBER SHARES
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED DECEMBER 31,
                                            ----------------------------------------------------------------------------
                                                  2007              2006            2005            2004            2003
                                            ----------------------------------------------------------------------------
Net asset value at beginning of period      $    21.24        $    18.70      $    18.15      $    16.70      $    13.22
                                            ----------------------------------------------------------------------------
Income from investment operations:
   Net investment income                           .39               .35             .30             .29             .21
   Net realized and unrealized gain                .74              2.53             .55            1.45            3.48
                                            ----------------------------------------------------------------------------
Total from investment operations                  1.13              2.88             .85            1.74            3.69
                                            ----------------------------------------------------------------------------
Less distributions from:
   Net investment income                          (.39)             (.34)           (.30)           (.29)           (.21)
                                            ----------------------------------------------------------------------------
Net asset value at end of period            $    21.98        $    21.24      $    18.70      $    18.15      $    16.70
                                            ============================================================================
Total return (%)*                                 5.32(a)          15.54            4.77           10.51           28.15
Net assets at end of period (000)           $2,315,340        $2,248,677      $2,292,568      $2,230,916      $1,971,339
Ratios to average net assets:**
   Expenses (%)(b),(c)                             .19(a)            .19             .19             .30             .33
   Expenses, excluding
      reimbursements (%)(c)                        .33               .34             .33             .33             .36
   Net investment income (%)                      1.76              1.73            1.68            1.71            1.47
Portfolio turnover (%)                               5                 4               6               3               1

  * Assumes reinvestment of all net investment income distributions during the period; does not reflect $10 annual account maintenance fee.
 ** For the year ended December 31, 2007, average net assets were
    $2,347,147,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.19% of their annual average net assets. Prior to October 1, 2004, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.35% of their average annual net assets from May 1, 2003, through September 30, 2004; and 0.27% from May 1, 2002, through April 30, 2003.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

56

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - REWARD SHARES
--------------------------------------------------------------------------------
Per share operating performance for a share outstanding throughout each period is as follows:

                                                                        YEAR ENDED DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                                  2007              2006             2005             2004             2003
                                            -------------------------------------------------------------------------------
Net asset value at beginning of period      $    21.25          $  18.70         $  18.15         $  16.70         $  13.22
                                            -------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                           .41               .36              .32              .32              .23
   Net realized and unrealized gain                .74              2.55              .55             1.44             3.49
                                            -------------------------------------------------------------------------------
Total from investment operations                  1.15              2.91              .87             1.76             3.72
                                            -------------------------------------------------------------------------------
Less distributions from:
   Net investment income                          (.41)             (.36)            (.32)            (.31)            (.24)
                                            -------------------------------------------------------------------------------
Net asset value at end of period            $    21.99          $  21.25         $  18.70         $  18.15         $  16.70
                                            ===============================================================================
Total return (%)*                                 5.42(a)          15.71             4.86            10.67            28.36
Net assets at end of period (000)           $1,040,077          $952,147         $506,999         $478,189         $383,709
Ratios to average net assets:**
   Expenses (%)(b),(c)                             .09(a)            .09              .09              .15              .17
   Expenses, excluding
       reimbursements (%)(c)                       .20               .20              .19              .19              .22
   Net investment income (%)                      1.86              1.85             1.78             1.88             1.62
Portfolio turnover (%)                               5                 4                6                3                1

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended December 31, 2007, average net assets were
    $1,024,398,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.09% of their average annual net assets. Prior to October 1, 2004, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.17% of their average annual net assets from May 1, 2002, through September 30, 2004.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2007, through December 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

         Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

58

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2007

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                    BEGINNING               ENDING               DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE             JULY 1, 2007 -
                                   JULY 1, 2007        DECEMBER 31, 2007        DECEMBER 31, 2007
                                  ---------------------------------------------------------------
MEMBER SHARES
Actual                              $1,000.00              $  985.10                  $0.95
Hypothetical
  (5% return before expenses)        1,000.00               1,024.25                   0.97
REWARD SHARES
Actual                               1,000.00                 986.10                   0.45
Hypothetical
  (5% return before expenses)        1,000.00               1,024.75                   0.46

        *Expenses are equal to the Fund's annualized expense ratio of 0.19% for Member Shares and 0.09% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's actual ending account values are based on its actual total returns of -1.49% for Member Shares and -1.39% for Reward Shares for the six-month period of July 1, 2007, through December 31, 2007.

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

              The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

              Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of December 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Trustees, you may call (800) 531-USAA to request a free copy of the funds' statement of additional information (SAI).

60

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2,4)
              Trustee
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and USAA Financial Advisers, Inc. (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3,4,5,6)
              Trustee
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              ROBERT L. MASON, PH.D. (3,4,5,6)
              Trustee
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3,4,5,6)
              Trustee
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2,3,4,5,6)
              Trustee and Chair of the Board of Trustees
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

62

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              KRISTI A. MATUS
              Senior Vice President
              Born: February 1968
              Year of Appointment: 2007

              President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04). Ms. Matus also serves as President and Director of SAS.

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02).

              RONALD B. SWEET
              Vice President
              Born: November 1962
              Year of Appointment: 2006

              Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for Life, IMCO, FAI, FPS, and SAS.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                  INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO, USAA (11/07-present); Assistant Vice President, IMCO Finance, USAA (4/07-10/07); Assistant Vice President, IMCO/FPS Finance, USAA (9/04-4/07); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03).

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

64

 N O T E S
==========----------------------------------------------------------------------

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    The Northern Trust Company
            ACCOUNTING AGENT    50 S. LaSalle St.
                                Chicago, lllinois 60675

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
           SELF-SERVICE 24/7    At "Products & Services" click
                 AT USAA.COM    "Investments" then "Mutual Funds"

                                View account balance, transactions, fund prices; or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING
(800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

29237-0208                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 4 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2007 and 2006 were $132,967 and $118,280, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2007 and 2006 were $60,000 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under
               tax calculations     Subchapter M            TOTAL
------------------------------------------------------------------
FYE 12-31-2007     $ 4,575            $     0             $  4,575
FYE 12-31-2006     $ 2,708            $   670             $  3,378
------------------------------------------------------------------
TOTAL              $ 7,283            $   670             $  7,953
------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2007 and 2006 were $101,895 and $92,938, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    FEBRUARY 28, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    FEBRUARY 28, 2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    FEBRUARY 28, 2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.